Share capital (Details) - USD ($)		12 Months Ended
	Dec. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Balance, amount		$ 12,909,262	$ 30,542,220	$ 54,131,038
Share repurchase, amount			(2,957,816)	(1,926,237)
Share-based payments, amount			2,462,712	1,531,258
Share cancellation, amount				0
PSUs converted to shares, amount			0	0
Warrants expired, amount		0		0
Plan of arrangement, amount			34
Warrants issued, shares	80,000
Warrants issued, amount		0	1,372,763
Share options exercised, amount			20,247
Shares issued, amount		10,670,618
Shares for debt, amount		1,990,213
Warrants cancelled, amount		0
Balance, amount		$ 10,440,232	$ 12,909,262	$ 30,542,220
Represents information of warrant
Statement [Line Items]
Balance, shares		158,832	99,725	107,028
Balance, amount		$ 2,723,356	$ 2,142,400	$ 5,137,417
Share repurchase, shares			0	0
Share-based payments , shares			0	0
Share cancellation, shares				0
PSUs converted to shares, shares			0	0
Warrants expired, shares		(20,770)	(2,047)	(7,303)
Warrants expired, amount		$ (286,189)	$ (791,807)	$ (2,995,017)
Plan of arrangement, shares			0
Warrants issued, shares		80,000	61,154
Warrants issued, amount			$ 1,372,763
Share options exercised, shares			0
Shares issued, shares		0
Shares for debt, shares		0
Warrants cancelled, shares		(7,692)
Warrants cancelled, amount		$ (439,408)
RSU converted to shares, shares		0
Balance, shares		210,370	158,832	99,725
Balance, amount		$ 1,997,759	$ 2,723,356	$ 2,142,400
Class A Multiple Voting Shares
Statement [Line Items]
Balance, shares		2	2	2
Balance, amount		$ 151,622	$ 151,588	$ 151,588
Share repurchase, shares			0	0
Share-based payments , shares			0	0
Share cancellation, shares				0
PSUs converted to shares, shares			0	0
Warrants expired, shares		0	0	0
Plan of arrangement, shares			0
Plan of arrangement, amount			$ 34
Warrants issued, shares		0	0
Share options exercised, shares			0
Shares issued, shares		10
Shares issued, amount		$ 79
Shares for debt, shares		0
Warrants cancelled, shares		0
RSU converted to shares, shares		0
Balance, shares		12	2	2
Balance, amount		$ 151,701	$ 151,622	$ 151,588
Class B Subordinate Voting Shares
Statement [Line Items]
Balance, shares		605,796	592,372	622,319
Balance, amount		$ 137,626,863	$ 143,258,972	$ 152,173,089
Share repurchase, shares			(29,303)	(30,766)
Share repurchase, amount			$ (7,165,356)	$ (7,523,117)
Share-based payments , shares			555	2,433
Share-based payments, amount			$ 36,000	$ 169,500
Share cancellation, shares				(7,768)
Share cancellation, amount				$ (1,752,090)
PSUs converted to shares, shares			41,848	6,154
PSUs converted to shares, amount			$ 1,464,000	$ 191,590
Warrants expired, shares		0	0	0
Plan of arrangement, shares			1
Warrants issued, shares		0	0
Share options exercised, shares			323
Share options exercised, amount			$ 33,247
Shares issued, shares		1,384,783
Shares issued, amount		$ 10,670,539
Shares for debt, shares		301,423
Shares for debt, amount		$ 1,990,213
Warrants cancelled, shares		0
RSU converted to shares, shares		7,500
RSU converted to shares, amount		31,009
Balance, shares		2,299,502	605,796	592,372
Balance, amount		$ 150,318,624	$ 137,626,863	$ 143,258,972